Current expected credit losses - Allowance for Credit Losses and Credit Loss Expense (Details) - USD ($) $ in Millions	1 Months Ended		2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2021	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ 1		$ 153	$ 153	$ 9
Credit loss expense			(1)	$ 0	47	34	144	$ 0
Write-off						(186)
Ending balance	$ 1					1	153	9
Management contract expenses
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense						36	142
Other financial items
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense						(2)	2
Other current assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			0		3	3	0
Credit loss expense						0	3
Write-off						(3)
Ending balance	0					0	3	0
Related party ST
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			1		148	148	9
Credit loss expense						36	139
Write-off						(183)
Ending balance	1					1	148	9
Related party LT
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ 0		$ 2	2	0
Credit loss expense						(2)	2
Write-off						0
Ending balance	0					$ 0	$ 2	$ 0
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Write-off	(129)	$ (54)
Reimbursement Receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Write-off	$ (3)